SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Balance - Beginning of period	$ 790,023	$ 378,643
Interest expense	38,057	96,423
Additions		734,903
Lease Payments	(205,746)	(423,410)
Foreign exchange translation	(3,812)	3,464
Balance - Ending of period	618,522	790,023
Current lease liabilities	264,036	362,001
Non-current lease liabilities	354,486	428,022
Lease liabilities	$ 618,522	$ 790,023